Table of Contents

      USAA Family of Funds                                              1
      Message from the President                                        2
      Investment Review                                                 4
      Message from the Managers                                         5
      Financial Information:
         Distributions to Shareholders                                  9
         Independent Auditors' Report                                  10
         Portfolio of Investments                                      11
         Notes to Portfolio of Investments                             33
         Statement of Assets and Liabilities                           34
         Statement of Operations                                       35
         Statements of Changes in Net Assets                           36
         Notes to Financial Statements                                 37



Important Information

Through our ongoing efforts to reduce expenses and respond to shareholder requests, your annual and semiannual report mailings are "streamlined." One copy of each report is sent to each address, rather than to every registered owner. For many shareholders and their families, this eliminates duplicate copies, saving paper and postage costs to the Fund.

If you are the primary shareholder on at least one account, prefer not to participate in streamlining, and would like to continue receiving one report per registered account owner, you may request this in writing to:

    USAA Investment Management Company
    Attn: Report Mail
    9800 Fredericksburg Road
    San Antonio, TX 78284-8916

or phone a Mutual Fund Representative at 1-800-531-8448 during business hours.

This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the USAA Growth Strategy Fund, managed by USAA Investment Management Company (IMCO). It may be used as sales literature only when preceded or accompanied by a current prospectus which gives further details about the Fund.

USAA with the eagle is registered in the U.S. Patent & Trademark Office. (Copyright)1999, USAA. All rights reserved.







USAA Family of Funds Summary

         Fund                                             Minimum
       Type/Name                     Volatility          Investment
       ---------                     ----------          ----------

 CAPITAL APPRECIATION
===============================================================================
 Aggressive Growth                 Very high               $3,000
 Emerging Markets                  Very high               $3,000
 First Start Growth                Moderate to high        $3,000
 Gold                              Very high               $3,000
 Growth                            Moderate to high        $3,000
 Growth & Income                   Moderate                $3,000
 International                     Moderate to high        $3,000
 S&P 500 (Registered
  Trademark) Index                 Moderate                $3,000
 Science & Technology              Very high               $3,000
 World Growth                      Moderate to high        $3,000

 ASSET ALLOCATION
===============================================================================
 Balanced Strategy                 Moderate                $3,000
 Cornerstone Strategy              Moderate                $3,000
 Growth and Tax
  Strategy                         Moderate                $3,000
 Growth Strategy                   Moderate to high        $3,000
 Income Strategy                   Low to moderate         $3,000

 INCOME - TAXABLE
===============================================================================
 GNMA                              Low to moderate         $3,000
 Income                            Moderate                $3,000
 Income Stock                      Moderate                $3,000
 Short-Term Bond                   Low                     $3,000

 INCOME - TAX EXEMPT
===============================================================================
 Long-Term                         Moderate                $3,000
 Intermediate-Term                 Low to moderate         $3,000
 Short-Term                        Low                     $3,000
 State Bond Income                 Moderate                $3,000

 MONEY MARKET
===============================================================================
 Money Market                      Very low                $3,000
 Tax Exempt
  Money Market                     Very low                $3,000
 Treasury Money
  Market Trust                     Very low                $3,000
 State Money Market                Very low                $3,000


Foreign investing is subject to additional risks, such as currency fluctuations, market illiquidity, and political instability.

S&P 500 (Registered Trademark) is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use. The Product is not sponsored, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the Product.

Some income may be subject to state or local taxes or the federal alternative minimum tax.

An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund.

The Science & Technology Fund may be more volatile than a fund that diversifies across many industries.

The InveStart (Registered Trademark) program is available for investors without the $3,000 initial investment required to open an IMCO mutual fund account. A mutual fund account can be opened with no initial investment if you elect to have monthly automatic investments of at least $50 from a bank account. InveStart is not available on tax-exempt funds or the S&P 500 Index Fund. The minimum initial investment for IRAs is $250, except for the $2,000 minimum required for the S&P 500 Index Fund. IRAs are not available for tax-exempt funds. The Growth and Tax Strategy Fund is not available as an investment for your IRA because the majority of its income is tax exempt.

California, Florida, New York, Texas, and Virginia funds available to residents only.


Non-deposit investment products are not insured by the FDIC, are not deposits or other obligations of, or guaranteed by, USAA Federal Savings Bank, are subject to investment risks, and may lose value.

For more complete information about the mutual funds managed and distributed by USAA Investment Management Company, including charges and operating expenses, please call 1-800-531-8181 for a prospectus. Read it carefully before you invest.












Message from the President

[PHOTOGRAPH OF PRESIDENT AND VICE CHAIRMAN OF THE BOARD, MICHAEL J.C. ROTH, CFA, APPEARS HERE.]

When I was a second lieutenant in pilot training at Williams AFB, I read the book THIS KIND OF WAR by T. R. Fehrenbach. More than 30 years later I met Ted Fehrenbach here in San Antonio where he resides and had a chance to tell him that I think he is a brilliant man. I recall reading that LBJ declared THIS KIND OF WAR required reading for people in his administration. Ted writes a regular Sunday column for the San Antonio Express News, and he continues to delight me. Last year he wrote a piece around Columbus Day, which included this observation:

    "Spain was clearly disappointed with her admiral. While he had spent much money charting islands with mosquitoes and a miserable climate (from the Euro standpoint)...the Portuguese had reached the real India and returned with fabulous profits. Of course, Columbus had opened up to Spain a vast empire, filled with treasures of every kind, but then few investors take the long view."

As I read this passage, I thought that Ted's understanding of markets is as sharp as his grasp of history. At the beginning of 1999, there indeed seemed to be few investors with the long view. There were many people declaring the absolute superiority of the S&P 500 and growth stocks, especially tech stocks, while proclaiming that strategies such as value investing and asset allocation were no longer relevant.

The S&P 500 and its index funds have had a wondrous four years, but here we are five-and-a-half months into 1999, and what a difference we're seeing: The Dow Jones Industrial Average is up more than twice as much as the S&P 500 so far this year.

The S&P 500 Index is heavily influenced by companies like America Online, Cisco Systems, Intel, IBM, Lucent, MCI, and Microsoft. The Dow also includes IBM, but its impetus is coming from companies such as J.P. Morgan, Alcoa, Caterpillar, Disney, General Motors, and Union Carbide. The upshot of this is that you can afford to take the long view. Value investing or asset allocation are just different from a growth philosophy. My view, throughout the last 27 years, is that these methods go through cycles of in-favor and out-of-favor. But they do cycle. And just about the time you begin to read that one of them is no longer viable, you can bet the market will change. A good discipline practiced well will give you a very good chance of prospering in the long run.

Sincerely,

Michael J.C. Roth, CFA
President and
Vice Chairman of the Board



The S&P 500 Index is an unmanaged index representing the weighted average performance of a group of 500 widely held, publicly traded stocks. It is not possible to invest in the S&P 500 Index.

The Dow Jones Industrial Average (DJIA) is a price-weighted average of 30 actively traded blue chip stocks.

Past performance is no guarantee of future results.











Investment Review

USAA GROWTH STRATEGY FUND

OBJECTIVE: High total return, with reduced risk over time, through an asset allocation strategy which emphasizes capital appreciation and gives secondary emphasis to income.


--------------------------------------------------------------------------------
                                           5/31/99               5/31/98
--------------------------------------------------------------------------------
  Net Assets                            $258.8 Million       $249.4 Million
  Net Asset Value Per Share                 $14.70               $14.30
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS AS OF 5/31/99
--------------------------------------------------------------------------------
            1 Year                         Since Inception on 9/1/95
             8.46%                                  14.72%
--------------------------------------------------------------------------------

Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. No adjustment has been made for taxes payable by shareholders on their reinvested income dividends and capital gain distributions. The performance data quoted represent past performance and are not an indication of future results. Investment return and principal value of an investment will fluctuate, and an investor's shares, when redeemed, may be worth more or less than their original cost.








CUMULATIVE PERFORMANCE COMPARISON

A chart in the form of a line graph appears here, illustrating the comparison of a $10,000 hypothetical investment in the USAA Growth Strategy Fund to the S&P 500 Index for the period of 09/01/95 through 5/31/99. The data points from the graph are as follows:


               USAA Growth          S&P 500
              Strategy Fund          Index
              -------------         -------

09/01/95       $10,000              $10,000
11/30/95        10,330               10,840
05/31/96        12,776               12,117
11/30/96        12,999               13,858
05/31/97        13,764               15,684
11/30/97        14,381               17,809
05/31/98        15,432               20,493
11/30/98        15,349               22,026
05/31/99        16,738               24,803

Data since inception on 9/1/95 through 5/31/99


The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Growth Strategy Fund to the S&P 500 Index, an unmanaged index representing the weighted average performance of a group of 500 widely held, publicly traded stocks. It is not possible to invest directly in the S&P 500 Index.









Message from the Managers

[PHOTOGRAPH OF PORTFOLIO MANAGERS APPEARS HERE: Standing L to R: John K. Cabell, Jr., CFA (Small Cap Stocks), David G. Parsons, CFA (Allocation Manager, Large Cap Stocks), W. Travis Selmier, II, CFA (International Stocks), Paul H. Lundmark, CFA (Bonds), Eric M. Efron, CFA (Small Cap Stocks), Pamela K. Bledsoe, CFA (Money Market Instruments), and Albert C. Sebastian, CFA (International Stocks); Seated: David G. Peebles, CFA (International Stocks).]

FUND OVERVIEW
Through an asset allocation strategy encompassing domestic and international stocks and bonds, the Growth Strategy Fund seeks to remove the individual investor's asset allocation burden.

LARGE CAPITALIZATION STOCKS
The  large  cap  stock  sector  of the  Fund  outperformed  the S&P  500  Index.
Throughout the course of the past fiscal year, our strongest areas were technology, consumer cyclicals, and health care. Our weakest areas were consumer staples and financials.

Our investment strategy is to concentrate our purchases in undervalued growth stocks within the context of a broadly diversified portfolio. Following this strategy, we recently purchased three out-of-favor health care related companies: the drug distributors McKesson HBOC, Bergen Brunswig, and the drugstore Rite Aid. Each was selling at compelling valuations and has excellent growth prospects. In mid-April of this year, we purchased several out-of-favor growth cyclical companies as well, including Emerson Electric, Caterpillar, and Illinois Tool Works. We made these purchases because we believe that the severe problems in the emerging markets are diminishing. As the developing economies begin growing again, the demand for the products of these three companies may also rise.

As of May 31, 1999, 32.4% of the Fund's net assets were in large capitalization stocks.

SMALL CAPITALIZATION STOCKS
The small capitalization category of the Fund invests in companies with market capitalizations less than $1 billion. These companies have rapid earnings growth potential, are innovative, and are well positioned to take advantage of long-term social and economic trends.

During the year ended May 31, 1999, the small capitalization category benefited from strong returns in its technology holdings, particularly in the Internet and semiconductor industries. Other areas of strength were telecommunications services, biotech, and retail. These factors enabled the small capitalization category to outperform the Russell 2000 Index.(1) On the other hand, weakness in energy and apparel companies had a mildly negative effect on overall results.

The small capitalization category accounted for 26.7% of the Fund's net assets as of May 31, 1999.

INTERNATIONAL STOCKS
This section of the Fund did not perform well throughout the past 12 months. The problem was twofold. First, we were overweighted in Europe, which was generally weak compared to the rest of the world. Further, our European portfolio had a relatively high exposure to energy and cyclical stocks, which underperformed despite their strong recovery late in the year. Second, although Japan posted strong returns for the year, we were underweighted in this market. Nevertheless, our individual stock picks (mainly in technology, telecommunications, and financials) did well versus the overall Japanese market.

We have recently slightly reduced our exposure to Europe and raised our stakes in Japan and the emerging markets. At the same time, we remain committed to Europe because of the very attractive valuations (relative to both the United States and Japan) and our continuing belief in the future economic benefits of the European Monetary Union.

International stocks accounted for 19.7% of the Fund's assets on May 31, 1999.

BONDS
We manage the bond sector so that income is the primary component of total return. There have been significant shifts in investor sentiment over the past year. During the second half of 1998, investors fled to the safety of Treasury securities and sold off other debt securities because of the fear of a financial meltdown. This hurt our performance during that time because we were underweighted in Treasuries. However, with the Federal Reserve Board lowering overnight rates .75%, the markets settled down and investors became more comfortable purchasing other debt classes besides Treasuries.

Since the beginning of the year, interest rates have risen dramatically. The economy is performing much more strongly than anticipated, and the fear is that inflation will rise as a consequence. The Federal Reserve Board recently changed its bias toward increasing overnight rates.

Within the Fund's bond portion, the best performing holdings were the Collateral Mortgage Obligations. These instruments are defensive in nature and will outperform most other debt securities in a rising-interest-rate environment. MacSaver Financial bonds have underperformed over the past year but we continue to hold these bonds because their financial condition has begun to improve.

Looking to the future, we feel that the economy will continue to be strong, resulting in corporate bonds and mortgage-backed and asset-backed securities increasing in relative value. As of May 31, 1999, bonds made up 16.8% of the Fund's net assets.

PERFORMANCE
For the 12 months ended May 31, 1999, the Fund returned 8.46%, slightly below the 8.54% return of the Flexible Portfolio(2) average according to Lipper Analytical Services, Inc.(3) The Fund's slightly unfavorable performance compared to its peer group was caused primarily by the international sector, which was down, and to a lesser degree by the bond and small cap sectors. Large cap stocks performed well.


(1) The Russell 2000 (Registered Trademark) Index is a widely recognized, unmanaged small cap index consisting of the 2,000 smallest companies within the Russell 3000(Registered Trademark) Index.

(2) In May 1999, Lipper moved the Growth Strategy Fund from the Growth category to the Flexible Portfolio category.

(3) Lipper Analytical Services, Inc. is an independent organization that monitors the performance of mutual funds.







ASSET ALLOCATION

A pie chart is shown here depicting the Asset Allocation as of May 31, 1999 of the USAA Growth Strategy Fund to be:

Large Cap Stocks - 32.4%*; Small Cap Stocks - 26.7%*; International Stocks - 19.7%*; Bonds - 16.8%*; and Money Market Instruments - 1.3%*.


* Percentages are of the Net Assets in the Portfolio and may or may not equal 100%.




----------------------------------------------
           TOP 10 EQUITY HOLDINGS*
              (% OF NET ASSETS)
----------------------------------------------
  AAR Corp.                            1.1
  IBM Corp.                            1.0
  General Electric Co.                 1.0
  TranSwitch Corp.                     0.9
  Sunrise Assisted Living              0.9
  Microsoft Corp.                      0.9
  Aviation Sales Co.                   0.7
  Superior Consultant Holdings Corp.   0.7
  Intel Corp.                          0.7
  NCO Group, Inc.                      0.7
----------------------------------------------



----------------------------------------------
             TOP 10 INDUSTRIES*
             (% OF NET ASSETS)
----------------------------------------------
  Banks - Major Regional               5.4
  Real Estate Investment Trusts        4.2
  Telephones                           4.2
  Drugs                                3.5
  Electronics - Semiconductors         3.4
  Telecommunications - Long Distance   3.3
  Aerospace/Defense                    2.8
  Computer Software & Service          2.8
  Retail - Specialty                   2.7
  Finance - Diversified                2.6
----------------------------------------------

* As of  May 31, 1999


Foreign investing is subject to additional risks which are discussed in the Fund's prospectus. Since return on any investment is generally commensurate with risk, investors should be aware of the potential volatility associated with foreign markets.

See page 11 for a complete listing of the Portfolio of Investments.














Distributions to Shareholders

The following per share information describes the federal tax treatment of distributions made during the fiscal year ended May 31, 1999. These figures are provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Distributions for the calendar year will be reported to you on Form 1099-DIV in January 2000.

                     Ordinary income *              $ .35
                     Long-term capital gains          .42
                                                    -----
                     Total                          $ .77
                                                    =====

8.9% of ordinary income distributions qualify for deduction by corporations.


* Includes distribution of short-term capital gains, if any, which are taxable as ordinary income.













Independent Auditors' Report

KPMG

The Shareholders and Board of Trustees
USAA INVESTMENT TRUST:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments of the USAA Growth Strategy Fund, a series of the USAA Investment Trust, as of May 31, 1999, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and financial highlights, presented in note 9 to the financial statements, for each of the years or periods in the four-year period then ended. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 1999, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the USAA Growth Strategy Fund as of May 31, 1999, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the four-year period then ended, in conformity with generally accepted accounting principles.

                                                 KPMG LLP

San Antonio, Texas
July 2, 1999













USAA GROWTH STRATEGY FUND
PORTFOLIO OF INVESTMENTS

May 31, 1999

                                                                         Market
   Number                                                                Value
  of Shares                  Security                                    (000)
--------------------------------------------------------------------------------

                          INTERNATIONAL STOCKS (19.7%)
            Argentina (0.1%)
    3,603   IRSA Inversiones y Representaciones S.A. GDR               $    104
--------------------------------------------------------------------------------
            Australia (0.1%)
   29,250   Cable & Wireless Optus Ltd.*                                     56
   19,200   CSL Ltd.                                                        160
--------------------------------------------------------------------------------
                                                                            216
--------------------------------------------------------------------------------
            Austria (0.5%)
    2,600   Bank Austria AG                                                 133
    7,507   Boehler Uddeholm AG                                             366
   10,500   VA Flughafen Wien AG                                            446
    4,800   VA Technologie AG                                               403
--------------------------------------------------------------------------------
                                                                          1,348
--------------------------------------------------------------------------------
            Brazil (0.2%)
    5,700   Companhia Brasileira de Distribuicao Grupo Pao
              de Acucar ADR                                                 103
   10,600   Panamerican Beverages, Inc. "A"                                 246
  750,000   Petroleo Brasileiro S.A. (Preferred)                            106
--------------------------------------------------------------------------------
                                                                            455
--------------------------------------------------------------------------------
            Canada (1.4%)
   38,600   Anderson Exploration Ltd.*                                      468
    8,300   Canadian Imperial Bank of Commerce                              203
   13,400   Canadian National Railway Co.                                   858
   34,600   Canadian Occidental Petroleum Ltd.                              463
   23,500   National Bank of Canada                                         350
    7,700   Nortel Networks Corp.                                           577
   16,300   Suncor Energy, Inc.                                             615
    6,000   Toronto-Dominion Bank                                           317
--------------------------------------------------------------------------------
                                                                          3,851
--------------------------------------------------------------------------------
            Chile (0.1%)
      173   Sociedad Quimica y Minera de Chile S.A. ADR "A"                   6
    3,000   Sociedad Quimica y Minera de Chile S.A. ADR "B"                 105
--------------------------------------------------------------------------------
                                                                            111
--------------------------------------------------------------------------------
            China (0.1%)
  175,000   Cosco Pacific Ltd.                                              103
   99,000   New World Infrastructure Ltd.*                                  159
--------------------------------------------------------------------------------
                                                                            262
--------------------------------------------------------------------------------
            Denmark (0.7%)
    4,800   ISS International Service System A/S "B"*                       241
   22,200   SAS Danmark A/S                                                 254
    6,700   Tele Danmark A/S "B"                                            684
    9,100   Unidanmark A/S                                                  639
--------------------------------------------------------------------------------
                                                                          1,818
--------------------------------------------------------------------------------
            Egypt (0.1%)
    4,400   Suez Cement Co. S.A.E. GDR                                       65
--------------------------------------------------------------------------------
            Finland (1.0%)
  132,300   Merita plc "A"                                                  784
   15,000   Nokia Corp. ADR                                               1,065
   16,100   Raisio Group plc                                                176
   21,600   Rauma OYJ                                                       239
   10,300   Sampo Insurance Co. "A"                                         311
--------------------------------------------------------------------------------
                                                                          2,575
--------------------------------------------------------------------------------
            France (1.7%)
    1,900   Accor S.A.                                                      466
    7,803   CNP Assurances                                                  196
   10,800   Coflexip ADR                                                    443
   15,200   Elf Aquitaine ADR                                             1,079
    5,500   Eramet Group                                                    215
    1,250   Essilor International                                           438
    3,000   ISIS S.A.                                                       198
    4,400   Louis Dreyfus Citrus                                             92
    9,400   Renault S.A.                                                    365
    8,600   Rhone Poulenc S.A.                                              408
    8,228   SEITA                                                           499
    4,400   Valeo S.A.                                                      359
--------------------------------------------------------------------------------
                                                                          4,758
--------------------------------------------------------------------------------
            Germany (0.8%)
   13,400   Continental AG                                                  310
   13,100   Hoechst AG                                                      583
   11,800   Merck KGaA                                                      406
   13,540   Veba AG                                                         772
--------------------------------------------------------------------------------
                                                                          2,071
--------------------------------------------------------------------------------
            Greece (0.1%)
   10,500   Hellenic Telecommunications Organization S.A. (OTE)             228
    9,770   National Bank of Greece S.A. GDR*                               135
--------------------------------------------------------------------------------
                                                                            363
--------------------------------------------------------------------------------
            Hong Kong (0.1%)
    5,600   Asia Satellite Telecommunications Holdings Ltd. ADR             116
--------------------------------------------------------------------------------
            Hungary (0.1%)
    3,600   Magyar Tavkozlesi RT. (MATAV) ADR                               101
    9,800   Mol Magyar Olaj-Es Gazipari GDR                                 237
--------------------------------------------------------------------------------
                                                                            338
--------------------------------------------------------------------------------
            India (0.1%)
    7,250   Hindalco Industries Ltd. GDR                                    103
    9,300   Videsh Sanchar Nigam Ltd. GDR                                   106
--------------------------------------------------------------------------------
                                                                            209
--------------------------------------------------------------------------------
            Israel (0.1%)
   41,997   Bank Hapoalim Ltd.                                              106
    5,100   Blue Square - Israel Ltd. ADR                                    78
--------------------------------------------------------------------------------
                                                                            184
--------------------------------------------------------------------------------
            Italy (1.0%)
    9,700   ENI S.p.A. ADR                                                  610
   39,000   Erg S.p.A.                                                      118
    6,600   Gucci Group N.V.                                                436
  139,000   Italgas S.p.A.                                                  596
   24,200   Telecom Italia S.p.A. Ordinary                                  249
  133,500   Telecom Italia S.p.A. Savings                                   725
--------------------------------------------------------------------------------
                                                                          2,734
--------------------------------------------------------------------------------
            Japan (1.7%)
   12,000   Bridgestone Corp.                                               315
   16,000   Daibiru Corp.                                                   126
   21,000   Fujitsu Ltd.                                                    351
    5,000   Ito-Yokado Co. Ltd.                                             298
   40,000   Nikko Securities Co. Ltd.                                       175
  188,000   Nippon Steel Corp.                                              395
       33   Nippon Telegraph & Telephone Corp. (NTT)                        322
        4   NTT Mobile Communication Network, Inc.                          219
    9,000   Ono Pharmaceutical Co. Ltd.                                     324
   22,000   Sankyo Co. Ltd.                                                 518
   49,000   Sharp Corp.                                                     544
    2,600   Sony Corp.                                                      244
   31,000   Sumitomo Electric Industries, Ltd.                              347
   55,000   Toshiba Corp.                                                   340
            MBL International Finance (Bermuda) Trust, Convertible
              Notes, $60,000 par, 3.00%, 11/30/2002                          66
--------------------------------------------------------------------------------
                                                                          4,584
--------------------------------------------------------------------------------
            Korea (0.2%)
    6,820   Dongwon Securities Co.                                          148
    5,025   Korea Telecom Corp. ADR*                                        160
    2,500   Samsung Electronics Co. Ltd.                                    174
      204   Samsung Electronics Co. Ltd. Rights*                              2
--------------------------------------------------------------------------------
                                                                            484
--------------------------------------------------------------------------------
            Malaysia (0.2%)
   64,400   Genting Bhd (a)                                                 183
  198,000   Malaysia International Shipping Corp. Bhd (a)                   277
--------------------------------------------------------------------------------
                                                                            460
--------------------------------------------------------------------------------
            Mexico (0.2%)
    8,599   Desc, Sociedad de Fomento Industrial, S.A. de C.V. ADR          192
    8,700   Empresas ICA Sociedad Controladora, S.A. de C.V. ADR             54
   17,100   Tubos de Acero de Mexico, S.A. ADR                              158
--------------------------------------------------------------------------------
                                                                            404
--------------------------------------------------------------------------------
            Netherlands (2.0%)
   20,800   Akzo Nobel N.V.                                                 863
   12,300   Benckiser N.V. "B"                                              664
    3,940   EVC International N.V.                                           29
   10,000   Fortis NL N.V.                                                  325
   14,500   ING Group N.V.                                                  775
   16,200   Koninklijke KPN N.V.                                            782
   16,800   Koninklijke Pakhoed N.V. (Certificates)                         387
    8,400   Koninklijke Philips Electronics N.V.                            722
   11,700   Oce-van der Grinten N.V.                                        322
   12,000   VNU N.V.                                                        509
--------------------------------------------------------------------------------
                                                                          5,378
--------------------------------------------------------------------------------
            Norway (0.6%)
  158,700   Christiania Bank og Kreditkasse                                 641
   17,700   Schibsted ASA                                                   204
   62,700   Storebrand ASA*                                                 420
   36,600   Tandberg Data ASA*                                              185
--------------------------------------------------------------------------------
                                                                          1,450
--------------------------------------------------------------------------------
            Philippines (0.1%)
  600,000   SM Prime Holdings, Inc.                                         131
--------------------------------------------------------------------------------
            Poland (0.1%)
   16,500   Elektrim S.A.                                                   193
--------------------------------------------------------------------------------
            Portugal (0.5%)
   23,900   Banco Pinto & Sotto Mayor S.A.                                  473
    6,200   Brisa-Auto Estradas de Portugal S.A.                            281
   12,500   Portugal Telecom S.A. ADR                                       566
--------------------------------------------------------------------------------
                                                                          1,320
--------------------------------------------------------------------------------
            Russia (0.1%)
    2,200   LUKoil ADR                                                       80
--------------------------------------------------------------------------------
            Singapore (0.1%)
   30,000   Overseas Union Bank Ltd.                                        154
--------------------------------------------------------------------------------
            South Africa (0.1%)
  111,700   Sanlam Ltd.*                                                    108
    9,492   South African Breweries plc                                      76
   41,000   Standard Bank Investment Corp. Ltd.                             126
--------------------------------------------------------------------------------
                                                                            310
--------------------------------------------------------------------------------
            Spain (0.5%)
   23,612   Argentaria, Caja Postal y Banco Hipotecario de Espana, S.A.     529
    5,722   Telefonica de Espana S.A. ADR*                                  825
--------------------------------------------------------------------------------
                                                                          1,354
--------------------------------------------------------------------------------
            Sweden (0.7%)
   23,020   Autoliv, Inc. GDR                                               730
   10,500   Skandinaviska Enskilda Banken "A"                               127
  158,000   Swedish Match AB                                                575
   12,700   Volvo AB                                                        322
--------------------------------------------------------------------------------
                                                                          1,754
--------------------------------------------------------------------------------
            Switzerland (1.0%)
      660   Novartis AG                                                     957
    1,300   Selecta Group AG                                                515
      559   Sulzer AG P.C.*                                                 327
    1,510   Swisscom AG                                                     543
    3,220   Tag Heuer International S.A.                                    298
--------------------------------------------------------------------------------
                                                                          2,640
--------------------------------------------------------------------------------
            Taiwan (0.1%)
  236,775   China Steel Corp.                                               162
   56,700   Compal Electronics, Inc.                                        152
--------------------------------------------------------------------------------
                                                                            314
--------------------------------------------------------------------------------
            Turkey (0.1%)
1,612,539   Yapi Ve Kredi Bankasi A.S.                                       20
2,250,030   Yapi Ve Kredi Bankasi A.S. Receipts*,(a)                         29
--------------------------------------------------------------------------------
                                                                             49
--------------------------------------------------------------------------------
            United Kingdom (3.1%)
   10,200   AstraZeneca Group plc                                           405
   43,500   Bank of Scotland                                                604
  176,600   Billiton plc                                                    552
   18,000   BOC Group plc                                                   308
   21,600   British Telecommunications plc                                  358
   31,200   Cable & Wireless plc                                            384
   58,200   Cadbury Schweppes                                               396
   36,900   CGU plc                                                         539
  220,000   Cookson Group plc                                               637
  144,700   Corporate Services Group plc                                    173
    6,400   Glaxo Wellcome plc ADR                                          360
   30,000   Laporte plc                                                     353
  154,000   Medeva plc                                                      269
   31,800   National Westminster Bank plc                                   722
    8,800   Powergen plc                                                     95
   41,760   Reuters Group plc                                               574
   89,000   Safeway plc                                                     369
  150,800   Tomkins plc                                                     542
   85,641   WPP Group plc                                                   693
--------------------------------------------------------------------------------
                                                                          8,333
--------------------------------------------------------------------------------
            Total international stocks (cost: $44,478)                   50,970
--------------------------------------------------------------------------------

                            SMALL CAP STOCKS (26.7%)
            Aerospace/Defense (2.4%)
  150,000   AAR Corp.                                                     2,962
   50,000   Aviation Sales Co.*                                           1,925
   20,000   HEICO Corp.                                                     470
   15,000   TriStar Aerospace Co.*                                          139
   35,000   Triumph Group, Inc.*                                          1,072
--------------------------------------------------------------------------------
                                                                          6,568
--------------------------------------------------------------------------------
            Air Freight (0.4%)
   21,000   Eagle USA Airfreight, Inc.*                                     990
--------------------------------------------------------------------------------
            Airlines (0.4%)
   17,500   Atlantic Coast Airlines, Inc.*                                  306
   25,000   Midwest Express Holdings, Inc.*                                 749
--------------------------------------------------------------------------------
                                                                          1,055
--------------------------------------------------------------------------------
            Banks - Major Regional (0.8%)
   63,000   Columbia Banking Systems, Inc.*                               1,036
   43,100   Hamilton Bancorp, Inc.*                                         983
--------------------------------------------------------------------------------
                                                                          2,019
--------------------------------------------------------------------------------
            Beverages - Alcoholic (0.7%)
   25,000   Beringer Wine Estates Holdings, Inc. "B"*                     1,015
   10,000   Golden State Vintners, Inc.*                                     67
   20,000   Robert Mondavi Corp. "A"*                                       675
--------------------------------------------------------------------------------
                                                                          1,757
--------------------------------------------------------------------------------
            Biotechnology (0.3%)
    6,500   Inhale Therapeutic Systems                                      172
    7,000   SangStat Medical Corp.*                                          96
   20,000   Techne Corp.*                                                   503
--------------------------------------------------------------------------------
                                                                            771
--------------------------------------------------------------------------------
            Broadcasting - Radio & TV (0.2%)
   14,500   Entercom Communications Corp.*                                  473
   13,650   Gray Communications Systems, Inc. "B"                           186
--------------------------------------------------------------------------------
                                                                            659
--------------------------------------------------------------------------------
            Communication Equipment (1.2%)
   37,900   Brightpoint, Inc.*                                              215
   54,395   Digital Microwave Corp.*                                        687
   24,000   Harmonic Lightwaves, Inc.*                                    1,185
    7,800   Inet Technologies Incorporated                                  133
   11,600   P-Com, Inc.*                                                     51
   19,300   REMEC, Inc.*                                                    251
   18,000   Spectrian Corp.*                                                225
    9,800   Terayon Communication Systems, Inc.*                            315
--------------------------------------------------------------------------------
                                                                          3,062
--------------------------------------------------------------------------------
            Computer - Hardware (0.4%)
   34,000   Sandisk Corp.*                                                1,054
--------------------------------------------------------------------------------
            Computer - Peripherals (0.2%)
   33,500   HMT Technology Corp.*                                           135
   51,500   Read-Rite Corp.*                                                340
--------------------------------------------------------------------------------
                                                                            475
--------------------------------------------------------------------------------
            Computer Software & Service (0.8%)
   22,400   Condor Technology Solutions, Inc.*                              239
    8,600   HNC Software, Inc.*                                             233
   30,000   Macrovision Corp.*                                            1,365
    5,400   Sagent Technology, Inc.*                                         41
   10,300   Softworks, Inc.*                                                 99
    3,400   Tenfold Corp.*                                                   92
--------------------------------------------------------------------------------
                                                                          2,069
--------------------------------------------------------------------------------
            Distributions - Food/Health (0.3%)
   30,000   United Natural Foods, Inc.*                                     802
--------------------------------------------------------------------------------
            Drugs (0.4%)
   16,450   Jones Pharma, Inc.                                              585
   20,000   Roberts Pharmaceutical Corp.*                                   380
--------------------------------------------------------------------------------
                                                                            965
--------------------------------------------------------------------------------
            Electronics - Semiconductors (2.0%)
   11,000   Lattice Semiconductor Corp.*                                    540
    1,600   Maker Communications, Inc.                                       37
   13,600   MIPS Technologies, Inc.*                                        407
   16,200   MMC Networks, Inc.*                                             452
    8,800   PLX Technology, Inc.                                            161
   13,000   Rambus, Inc.*                                                 1,007
   51,600   TranSwitch Corp.*                                             2,386
   12,000   Triquint Semiconductor, Inc.*                                   422
--------------------------------------------------------------------------------
                                                                          5,412
--------------------------------------------------------------------------------
            Engineering & Construction (0.1%)
    5,000   Quanta Services, Inc.*                                          170
--------------------------------------------------------------------------------
            Equipment - Semiconductors (1.9%)
   16,000   Brooks Automation, Inc.*                                        296
   37,800   Cerprobe Corp.*                                                 350
   66,500   CFM Technologies, Inc.*                                         613
   52,700   Cymer, Inc.*                                                    965
   32,400   Electroglas, Inc.*                                              470
   16,500   Etec Systems, Inc.*                                             442
   16,000   MKS Instruments, Inc.*                                          244
   22,000   Photronics, Inc.*                                               435
   13,200   PRI Automation, Inc.*                                           323
   54,380   SpeedFam-IPEC, Inc.*                                            714
--------------------------------------------------------------------------------
                                                                          4,852
--------------------------------------------------------------------------------
            Finance - Consumer (0.7%)
   55,750   NCO Group, Inc.*                                              1,700
    2,300   Nextcard, Inc.*                                                  69
--------------------------------------------------------------------------------
                                                                          1,769
--------------------------------------------------------------------------------
            Foods (0.3%)
   20,000   American Italian Pasta Co. "A"*                                 550
   15,000   Horizon Organic Holding Corp.*                                  226
    2,000   Suiza Foods Corp.*                                               73
--------------------------------------------------------------------------------
                                                                            849
--------------------------------------------------------------------------------
            Health Care - Diversified (0.5%)
    5,000   Accredo Health Inc.*                                            136
   19,000   PAREXEL International Corp.*                                    455
   24,000   Professional Detailing, Inc.*                                   654
--------------------------------------------------------------------------------
                                                                          1,245
--------------------------------------------------------------------------------
            Health Care - Specialized Services (2.1%)
   10,800   Advance Paradigm, Inc.*                                         522
    5,000   Mede America Corp.*                                             154
   25,000   MedQuist, Inc.*                                                 919
   27,275   Pediatrix Medical Group, Inc.*                                  615
   45,000   Renal Care Group, Inc.*                                       1,249
   50,000   Superior Consultant Holdings Corp.*                           1,878
    6,000   Total Renal Care Holdings, Inc.*                                 92
--------------------------------------------------------------------------------
                                                                          5,429
--------------------------------------------------------------------------------
            Hospitals (0.2%)
   25,000   Province Healthcare Co.*                                        541
--------------------------------------------------------------------------------
            Internet Services (1.7%)
    8,300   24/7 Media, Inc.*                                               236
    6,900   Cais Internet, Inc.*                                             90
    2,000   Cheap Tickets, Inc.*                                             63
   41,600   Concentric Network Corp.*                                     1,344
   26,100   Digital River, Inc.*                                            629
   17,300   Edgar Online Inc.*                                              158
    8,800   Entrust Technologies, Inc.*                                     186
    3,000   iTurf, Inc.*                                                     59
    3,900   Juno Online Services, Inc.*                                      48
    1,600   Media Metrix, Inc.*                                              76
    7,900   NetGravity, Inc.*                                               167
   18,000   Preview Travel, Inc.*                                           313
   37,400   USWeb Corp.*                                                    949
    9,400   Ziplink, Inc.*                                                  113
--------------------------------------------------------------------------------
                                                                          4,431
--------------------------------------------------------------------------------
            Lodging/Hotel (0.1%)
   31,000   ResortQuest International, Inc.*                                269
--------------------------------------------------------------------------------
            Medical Products & Supplies (0.5%)
    3,000   Henry Schein, Inc.*                                              90
   41,500   Ocular Sciences, Inc.*                                        1,266
--------------------------------------------------------------------------------
                                                                          1,356
--------------------------------------------------------------------------------
            Nursing Care (0.9%)
   60,000   Sunrise Assisted Living, Inc.*                                2,220
--------------------------------------------------------------------------------
            Oil & Gas - Drilling/Equipment (0.3%)
   15,000   Carbo Ceramics, Inc.                                            334
    5,000   Dril-Quip, Inc.*                                                129
   15,000   Tuboscope Vetco International Corp.*                            200
--------------------------------------------------------------------------------
                                                                            663
--------------------------------------------------------------------------------
            Personal Care (0.1%)
   11,000   Chattem, Inc.                                                   396
--------------------------------------------------------------------------------
            Railroads/Shipping (0.2%)
   28,500   MotivePower Industries, Inc.*                                   483
--------------------------------------------------------------------------------
            Restaurants (0.3%)
    9,600   Dave & Buster's, Inc.*                                          259
   10,000   P. F. Chang's China Bistro, Inc.*                               253
    5,600   Papa John's International, Inc.*                                221
--------------------------------------------------------------------------------
                                                                            733
--------------------------------------------------------------------------------
            Retail - Food (0.3%)
   27,000   Wild Oats Markets, Inc.*                                        791
--------------------------------------------------------------------------------
            Retail - Specialty (1.6%)
   10,000   99 Cents Only Stores*                                           471
   10,000   Barnesandnoble.Com, Inc.*                                       232
   45,000   Cost Plus, Inc.*                                              1,682
   15,000   CSK Auto Corp.*                                                 420
   50,000   Hibbett Sporting Goods, Inc.*                                 1,231
    5,000   Tuesday Morning Corp.*                                          103
--------------------------------------------------------------------------------
                                                                          4,139
--------------------------------------------------------------------------------
            Retail - Specialty Apparel (0.2%)
   40,000   Delia's, Inc.*                                                  530
--------------------------------------------------------------------------------
            Services - Commercial & Consumer (0.5%)
   25,000   Barra, Inc.*                                                    600
    4,300   Corporate Executive Board Co.*                                  126
   15,500   Heidrick & Struggles International, Inc.*                       216
    6,300   Korn/Ferry International*                                        84
   18,300   Nextera Enterprises, Inc.*                                      154
--------------------------------------------------------------------------------
                                                                          1,180
--------------------------------------------------------------------------------
            Services - Facilities & Environment (0.1%)
    2,000   Tetra Tech, Inc.                                                 43
--------------------------------------------------------------------------------
            Telecommunications - Cellular/Wireless (0.5%)
   11,800   Omnipoint Corp.*                                                206
   10,400   Pinnacle Holdings, Inc.*                                        189
   38,500   Powertel, Inc.*                                                 962
--------------------------------------------------------------------------------
                                                                          1,357
--------------------------------------------------------------------------------
            Telecommunications - Long Distance (1.3%)
   12,700   CapRock Communications Corp.*                                   284
   30,300   IDT Corp.*                                                      670
   51,000   ITC DeltaCom, Inc.*                                           1,218
   19,000   Pacific Gateway Exchange, Inc.*                                 748
   15,170   STAR Telecommunications, Inc.*                                  135
   36,700   Startec Global Communications Corp.*                            307
--------------------------------------------------------------------------------
                                                                          3,362
--------------------------------------------------------------------------------
            Telephones (1.2%)
   31,900   e.spire Communications, Inc.*                                   365
   34,700   Electric Lightwave, Inc. "A"*                                   408
   35,200   GST Telecommunications, Inc.*                                   431
   61,700   Hyperion Telecommunications, Inc. "A"*                        1,041
   18,000   ICG Communications, Inc.*                                       343
   25,700   Northeast Optic Network, Inc.*                                  418
--------------------------------------------------------------------------------
                                                                          3,006
--------------------------------------------------------------------------------
            Textiles - Apparel (0.2%)
   20,000   Columbia Sportswear Co.*                                        293
    5,000   Cutter & Buck, Inc.*                                            148
--------------------------------------------------------------------------------
                                                                            441
--------------------------------------------------------------------------------
            Tobacco (0.1%)
    5,000   Universal Corp.                                                 131
--------------------------------------------------------------------------------
            Truckers (0.2%)
   20,000   Coach USA, Inc.*                                                583
    2,900   Forward Air Corp.*                                               79
--------------------------------------------------------------------------------
                                                                            662
--------------------------------------------------------------------------------
            Waste Management (0.1%)
    5,000   US Liquids, Inc.*                                                90
   10,000   Waste Connections Inc.*                                         267
--------------------------------------------------------------------------------
                                                                            357
--------------------------------------------------------------------------------
            Total small cap stocks (cost: $61,088)                       69,063
--------------------------------------------------------------------------------

                            LARGE CAP STOCKS (32.4%)
            Aerospace/Defense (0.4%)
   15,600   Boeing Co.                                                      659
   10,700   Lockheed Martin Corp.                                           433
--------------------------------------------------------------------------------
                                                                          1,092
--------------------------------------------------------------------------------
            Agricultural Products (0.1%)
    6,000   Pioneer Hi-Bred International, Inc.                             225
--------------------------------------------------------------------------------
            Air Freight (0.3%)
   12,600   FDX Corp.*                                                      694
--------------------------------------------------------------------------------
            Airlines (0.4%)
   29,300   Southwest Airlines Co.                                          939
--------------------------------------------------------------------------------
            Aluminum (0.2%)
    8,000   Alcoa, Inc.                                                     440
--------------------------------------------------------------------------------
            Auto Parts (0.2%)
    6,800   Dana Corp.                                                      351
    4,000   TRW, Inc.                                                       200
--------------------------------------------------------------------------------
                                                                            551
--------------------------------------------------------------------------------
            Banks - Major Regional (1.0%)
    6,500   Bank of Boston Corp.                                            308
    4,000   Bank Of New York Co., Inc.                                      143
   11,040   Bank One Corp.                                                  624
    7,800   Fleet Financial Group, Inc.                                     321
    3,500   Mellon Bank Corp.                                               125
    6,700   National City Corp.                                             443
    4,500   PNC Bank Corp.                                                  258
    4,000   U.S. Bancorp                                                    130
    3,100   Wells & Fargo Co.                                               124
--------------------------------------------------------------------------------
                                                                          2,476
--------------------------------------------------------------------------------
            Banks - Money Center (0.5%)
   13,860   Bank of America Corp.                                           897
   11,300   First Union Corp.                                               520
--------------------------------------------------------------------------------
                                                                          1,417
--------------------------------------------------------------------------------
            Beverages - Alcoholic (0.3%)
    9,100   Anheuser-Busch Companies, Inc.                                  665
--------------------------------------------------------------------------------
            Beverages - Nonalcoholic (0.6%)
   45,000   PepsiCo, Inc.                                                 1,612
--------------------------------------------------------------------------------
            Biotechnology (0.7%)
   20,500   Amgen, Inc.*                                                  1,297
    2,400   Biogen, Inc.*                                                   262
    3,500   Centocor, Inc.*                                                 152
    2,700   Genzyme Corp.*                                                  109
--------------------------------------------------------------------------------
                                                                          1,820
--------------------------------------------------------------------------------
            Broadcasting - Radio & TV (0.3%)
   16,400   CBS Corp.                                                       685
    2,000   Clear Channel Communications, Inc.*                             132
--------------------------------------------------------------------------------
                                                                            817
--------------------------------------------------------------------------------
            Chemicals (0.6%)
    6,500   Air Products & Chemicals, Inc.                                  266
   15,000   Du Pont (E. I.) De Nemours & Co.                                982
    3,500   Praxair, Inc.                                                   171
--------------------------------------------------------------------------------
                                                                          1,419
--------------------------------------------------------------------------------
            Chemicals - Diversified (0.2%)
    5,000   Monsanto Co.                                                    208
    3,000   PPG Industries, Inc.                                            182
--------------------------------------------------------------------------------
                                                                            390
--------------------------------------------------------------------------------
            Chemicals - Specialty (0.2%)
    5,000   International Flavors & Fragrances, Inc.                        206
    5,000   Nalco Chemical Co.                                              167
    5,000   Sigma-Aldrich Corp.                                             160
--------------------------------------------------------------------------------
                                                                            533
--------------------------------------------------------------------------------
            Communication Equipment (0.1%)
    3,700   Motorola, Inc.                                                  306
--------------------------------------------------------------------------------
            Computer - Hardware (2.0%)
   28,500   Compaq Computer Corp.                                           675
   14,400   Dell Computer Corp.*                                            496
    5,000   Gateway 2000, Inc.*                                             304
   12,200   Hewlett-Packard Co.                                           1,150
   22,000   IBM Corp.                                                     2,559
    5,000   Sun Microsystems, Inc.*                                         299
--------------------------------------------------------------------------------
                                                                          5,483
--------------------------------------------------------------------------------
            Computer - Networking (1.1%)
   11,200   3Com Corp.*                                                     306
   10,500   Ascend Communications, Inc.*                                    973
   14,300   Cisco Systems, Inc.*                                          1,559
--------------------------------------------------------------------------------
                                                                          2,838
--------------------------------------------------------------------------------
            Computer - Peripherals (0.2%)
    3,300   EMC Corp.*                                                      329
    9,600   Seagate Technology, Inc.*                                       290
--------------------------------------------------------------------------------
                                                                            619
--------------------------------------------------------------------------------
            Computer Software & Service (2.0%)
    8,100   America Online, Inc.*                                           967
   11,200   Computer Associates International, Inc.                         530
   27,500   Microsoft Corp.*                                              2,219
   33,000   Oracle Corp.*                                                   819
   10,000   Parametric Technology Corp.*                                    139
   10,000   PeopleSoft, Inc.*                                               162
    7,200   Synopsys, Inc.*                                                 319
--------------------------------------------------------------------------------
                                                                          5,155
--------------------------------------------------------------------------------
            Containers - Paper (0.1%)
    3,500   Bemis, Inc.                                                     132
--------------------------------------------------------------------------------
            Distributions - Food/Health (0.4%)
    7,500   Bergen Brunswig Corp.*                                          165
   20,000   McKesson HBOC, Inc.                                             681
    9,700   Sysco Corp.                                                     288
--------------------------------------------------------------------------------
                                                                          1,134
--------------------------------------------------------------------------------
            Drugs (1.6%)
    5,000   Eli Lilly & Co.*                                                357
   10,800   Ivax Corp.*                                                     145
   25,000   Merck & Co., Inc.                                             1,687
    8,500   Mylan Laboratories, Inc.                                        216
    5,000   Pfizer, Inc.                                                    535
   22,600   Pharmacia & Upjohn, Inc.                                      1,253
--------------------------------------------------------------------------------
                                                                          4,193
--------------------------------------------------------------------------------
            Electrical Equipment (1.1%)
    5,000   Emerson Electric Co.                                            319
   24,300   General Electric Co.                                          2,471
--------------------------------------------------------------------------------
                                                                          2,790
--------------------------------------------------------------------------------
            Electronics - Semiconductors (1.0%)
    3,800   Advanced Micro Devices, Inc.*                                    70
   32,400   Intel Corp.                                                   1,752
    4,600   Micron Technology, Inc.*                                        174
    4,900   Texas Instruments, Inc.                                         536
--------------------------------------------------------------------------------
                                                                          2,532
--------------------------------------------------------------------------------
            Entertainment (0.5%)
    8,400   Time Warner, Inc.                                               572
   22,300   Walt Disney Co.                                                 649
--------------------------------------------------------------------------------
                                                                          1,221
--------------------------------------------------------------------------------
            Equipment - Semiconductors (0.3%)
    5,900   Applied Materials, Inc.*                                        325
    2,600   KLA-Tencor Corp.*                                               118
    8,300   Lam Research Corp.*                                             231
      700   Novellus Systems, Inc.*                                          34
    3,300   Teradyne, Inc.*                                                 174
--------------------------------------------------------------------------------
                                                                            882
--------------------------------------------------------------------------------
            Finance - Consumer (0.3%)
    9,600   Associates First Capital Corp. "A"                              393
    3,700   Countrywide Credit Industries, Inc.                             152
    3,500   Household International, Inc.                                   152
    7,200   MBNA Corp.                                                      199
--------------------------------------------------------------------------------
                                                                            896
--------------------------------------------------------------------------------
            Finance - Diversified (1.6%)
    4,600   American Express Co.                                            557
    2,400   American General Corp.                                          173
   24,300   Citigroup, Inc.                                               1,610
   10,100   Fannie Mae                                                      687
    5,000   Freddie Mac                                                     292
    2,000   MBIA, Inc.                                                      137
    2,000   MGIC Investment Corp.                                            96
    6,400   Morgan Stanley, Dean Witter, Discover & Co.                     618
    6,200   SLM Holding Corp.                                               257
--------------------------------------------------------------------------------
                                                                          4,427
--------------------------------------------------------------------------------
            Foods (1.2%)
    3,500   Bestfoods                                                       175
    2,900   Campbell Soup Co.                                               128
   11,000   ConAgra, Inc.                                                   287
    6,000   General Mills, Inc.                                             482
    5,500   H.J. Heinz Co.                                                  266
   15,200   Hershey Foods Corp.                                             825
   12,000   Kellogg Co.                                                     416
    5,500   Quaker Oats Co.                                                 363
   10,200   Sara Lee Corp.                                                  245
--------------------------------------------------------------------------------
                                                                          3,187
--------------------------------------------------------------------------------
            Gaming Companies (0.1%)
    5,200   International Game Technology                                    91
    3,500   Mirage Resorts, Inc.*                                            72
--------------------------------------------------------------------------------
                                                                            163
--------------------------------------------------------------------------------
            Health Care - Diversified (1.4%)
    6,000   Abbott Laboratories                                             271
   17,500   American Home Products Corp.                                  1,008
   10,000   Bristol-Myers Squibb Co.                                        686
   16,200   Johnson & Johnson, Inc.                                       1,501
    5,400   Warner-Lambert Co.                                              335
--------------------------------------------------------------------------------
                                                                          3,801
--------------------------------------------------------------------------------
            Health Care - HMOs (0.5%)
   10,000   Pacificare Health Systems, Inc. "A"*                            856
    8,300   United Healthcare Corp.                                         483
--------------------------------------------------------------------------------
                                                                          1,339
--------------------------------------------------------------------------------
            Health Care - Specialized Services (0.1%)
    4,000   IMS Healthcare, Inc.                                             99
--------------------------------------------------------------------------------
            Hospitals (0.1%)
    5,000   Columbia / HCA Healthcare Corp.                                 118
    3,700   Tenet Healthcare Corp.*                                          90
--------------------------------------------------------------------------------
                                                                            208
--------------------------------------------------------------------------------
            Household Products (1.0%)
    3,700   Colgate-Palmolive Co.                                           370
   17,600   Kimberly-Clark Corp.                                          1,033
   12,300   Procter & Gamble Co.                                          1,148
--------------------------------------------------------------------------------
                                                                          2,551
--------------------------------------------------------------------------------
            Housewares (0.1%)
    3,100   Newell Rubbermaid, Inc.                                         126
--------------------------------------------------------------------------------
            Insurance Brokers (0.1%)
    2,400   Marsh & McLennan Cos., Inc.                                     175
--------------------------------------------------------------------------------
            Insurance - Life/Health (0.2%)
    5,100   Aetna, Inc.                                                     463
    3,000   Conseco, Inc.                                                    92
--------------------------------------------------------------------------------
                                                                            555
--------------------------------------------------------------------------------
            Insurance - Multi-Line Companies (0.3%)
    7,850   American International Group, Inc.                              897
--------------------------------------------------------------------------------
            Insurance - Property/Casualty (0.4%)
    6,900   Allstate Corp.                                                  251
    5,400   Progressive Corp.                                               758
--------------------------------------------------------------------------------
                                                                          1,009
--------------------------------------------------------------------------------
            Investment Banks/Brokerage (0.1%)
    1,500   Goldman Sachs Group, Inc.*                                      102
    3,000   Merrill Lynch & Co., Inc.                                       252
--------------------------------------------------------------------------------
                                                                            354
--------------------------------------------------------------------------------
            Investment Management (0.3%)
   10,600   Franklin Resources, Inc.                                        461
    5,400   T. Rowe Price Associates, Inc.                                  209
--------------------------------------------------------------------------------
                                                                            670
--------------------------------------------------------------------------------
            Leisure Time (0.1%)
    4,000   Mattel, Inc.                                                    106
--------------------------------------------------------------------------------
            Lodging/Hotel (0.1%)
    2,500   Marriott International, Inc. "A"                                 95
--------------------------------------------------------------------------------
            Machinery - Diversified (0.3%)
    1,500   Case Corp.                                                       70
    5,100   Caterpillar, Inc.                                               280
    9,500   Deere & Co.                                                     362
    3,500   Dover Corp.                                                     132
--------------------------------------------------------------------------------
                                                                            844
--------------------------------------------------------------------------------
            Manufacturing - Diversified Industries (1.2%)
    9,500   AlliedSignal, Inc.                                              552
    2,000   Eaton Corp.                                                     174
   10,200   Hillenbrand Industries, Inc.                                    428
    3,400   Illinois Tool Works, Inc. *                                     261
    6,000   Minnesota Mining & Manufacturing Co.                            514
   11,917   Tyco International Ltd.                                       1,041
--------------------------------------------------------------------------------
                                                                          2,970
--------------------------------------------------------------------------------
            Manufacturing - Specialized (0.1%)
    3,500   Parker Hannifin Corp.                                           153
--------------------------------------------------------------------------------
            Medical Products & Supplies (0.4%)
    6,600   Bausch & Lomb, Inc.                                             504
    5,400   Boston Scientific Corp.*                                        205
    3,500   Medtronic, Inc.                                                 248
    5,500   St. Jude Medical, Inc.*                                         186
--------------------------------------------------------------------------------
                                                                          1,143
--------------------------------------------------------------------------------
            Oil & Gas - Drilling/Equipment (0.2%)
    5,000   Baker Hughes, Inc.                                              156
    5,000   Halliburton Co.                                                 207
    5,000   Transocean Offshore, Inc.                                       123
--------------------------------------------------------------------------------
                                                                            486
--------------------------------------------------------------------------------
            Oil & Gas - Exploration & Production (0.2%)
    6,200   Anadarko Petroleum Corp.                                        232
    7,500   Apache Corp.                                                    270
--------------------------------------------------------------------------------
                                                                            502
--------------------------------------------------------------------------------
            Personal Care (0.2%)
   11,800   Gillette Co.                                                    602
--------------------------------------------------------------------------------
            Photography - Imaging (0.3%)
    5,000   Eastman Kodak Co.                                               338
    5,400   Xerox Corp.                                                     304
--------------------------------------------------------------------------------
                                                                            642
--------------------------------------------------------------------------------
            Publishing/Newspapers (0.2%)
    5,000   Gannett, Inc.                                                   361
    2,500   Tribune Co.                                                     198
--------------------------------------------------------------------------------
                                                                            559
--------------------------------------------------------------------------------
            Restaurants (0.1%)
    4,500   Outback Steakhouse, Inc.*                                       161
--------------------------------------------------------------------------------
            Retail - Building Supplies (0.3%)
   10,500   Home Depot, Inc.                                                597
    7,500   Sherwin-Williams Co.                                            231
--------------------------------------------------------------------------------
                                                                            828
--------------------------------------------------------------------------------
            Retail - Drugs (0.1%)
   12,500   Rite Aid Corp.                                                  313
--------------------------------------------------------------------------------
            Retail - General Merchandising (0.7%)
    5,700   Dayton Hudson Corp.                                             359
   10,000   Kmart Corp.                                                     154
   33,000   Wal-Mart Stores, Inc.                                         1,406
--------------------------------------------------------------------------------
                                                                          1,919
--------------------------------------------------------------------------------
            Retail - Specialty Apparel (0.1%)
    6,000   Gap, Inc.                                                       375
--------------------------------------------------------------------------------
            Savings & Loan Holding Co. (0.1%)
    7,950   Washington Mutual, Inc.                                         304
--------------------------------------------------------------------------------
            Services - Commercial & Consumer (0.1%)
    6,700   Cendant Corp.*                                                  123
    7,500   Service Corp. International                                     144
--------------------------------------------------------------------------------
                                                                            267
--------------------------------------------------------------------------------
            Services - Data Processing (0.4%)
   20,600   First Data Corp.                                                926
--------------------------------------------------------------------------------
            Shoes (0.1%)
    5,200   Nike, Inc. "B"                                                  317
--------------------------------------------------------------------------------
            Telecommunications - Cellular/Wireless (0.1%)
    2,900   Airtouch Communications, Inc.*                                  291
--------------------------------------------------------------------------------
            Telecommunications - Long Distance (1.1%)
   27,000   AT&T Corp.                                                    1,499
   16,700   MCI Worldcom, Inc.*                                           1,442
--------------------------------------------------------------------------------
                                                                          2,941
--------------------------------------------------------------------------------
            Telephones (0.9%)
   12,500   Bell Atlantic Corp.                                             685
   15,600   BellSouth Corp.                                                 736
   16,300   SBC Communications Corp.                                        833
--------------------------------------------------------------------------------
                                                                          2,254
--------------------------------------------------------------------------------
            Tobacco (0.6%)
   27,100   Philip Morris Cos., Inc.                                      1,045
   15,000   RJR Nabisco Holdings Corp.                                      464
    5,000   UST, Inc.                                                       153
--------------------------------------------------------------------------------
                                                                          1,662
--------------------------------------------------------------------------------
            Truckers (0.1%)
    4,100   CNF Transportation, Inc.                                        170
--------------------------------------------------------------------------------
            Waste Management (0.1%)
    7,500   Allied Waste Industries, Inc.*                                  140
--------------------------------------------------------------------------------
            Total large cap stocks (cost: $66,240)                       83,802
--------------------------------------------------------------------------------


 Principal                                                                Market
  Amount                                           Coupon                 Value
  (000)                                             Rate     Maturity     (000)
--------------------------------------------------------------------------------

                                  BONDS (16.8%)
 $  1,000   AT & T Corp.                            6.00%    3/15/2009      954
    2,000   AT&T Capital Corp.                      6.75     2/04/2002    2,005
    2,000   Capital One Financial Corp. (c)         7.25    12/01/2003    1,994
    2,000   Corporacion Andina De Fomento
             (Venezuela)                            7.10     2/01/2003    1,965
    2,000   Equity Operating L.P., Notes            6.38     2/15/2002    1,968
    1,597   Federal Home Loan Mortgage Corp.,
             Series 1998-7 H                        9.00     3/18/2025    1,678
    1,655   Federal National Mortgage Assn.,
             Series 1997-72 CA                      9.50     9/18/2023    1,732
    1,931   Federal National Mortgage Assn.,
             Series 1997-79 U                       9.00    11/18/2024    2,022
    1,000   First Industrial LP                     7.60     5/15/2007      978
    2,000   FIRSTPLUS Home Loan Owner Trust,
             Series 1998-1, Class A-5               6.25    11/10/2016    1,996
    1,000   Franchise Finance Corp. of America,
             Senior Notes                           7.00    11/30/2000      996
    2,000   Giddings & Lewis, Inc.(c)               7.50    10/01/2005    2,048
    2,000   Glenborough Property, L.P.              7.63     3/15/2005    1,789
    2,000   Government National Mortgage Assn. I,
             Construction Loan (b)                  6.63    11/15/2000    1,949
    1,000   Great Atlantic & Pacific Tea, Inc.      7.70     1/15/2004    1,005
    2,000   HRPT Properties Trust                   6.75    12/18/2002    1,959
    2,000   HUBCO, Inc.                             8.20     9/15/2006    2,076
    1,000   Kmart Corp.                             7.95     2/01/2023    1,005
    2,000   MacSaver Financial Services, Inc.       7.40     2/15/2002    1,670
    1,000   MCI Communications Corporation          6.95     8/15/2006    1,006
    1,000   Merita Bank Ltd., (Finland)             6.50     1/15/2006      973
    1,000   Merrill Lynch & Co., Inc.               6.50     7/15/2018      925
    1,000   Pulte Corp.                             7.00    12/15/2003      967
    1,000   Reckson Operating Partnership           7.75     3/15/2009      978
    1,000   Security Capital Pacific Trust          7.15    10/15/2003      980
    1,000   U.S. Treasury Notes                     4.75    11/15/2008      930
    2,000   U.S. Treasury Notes                     5.50     5/31/2003    1,986
    1,000   Washington Real Estate Investment
             Trust                                  7.25     8/13/2006      987
    2,000   Waste Management, Inc.                  6.38    12/01/2003    1,976
--------------------------------------------------------------------------------
            Total bonds (cost: $44,428)                                  43,497
--------------------------------------------------------------------------------

                         MONEY MARKET INSTRUMENT (1.3%)
    3,390   Federal Home Loan Mortgage Corp.,
             4.72%, 6/01/1999 (cost: $3,389)                              3,389
--------------------------------------------------------------------------------
            Total investments (cost: $219,623)                         $250,721
================================================================================





                         PORTFOLIO SUMMARY BY INDUSTRY
                         -----------------------------

            Banks - Major Regional                               5.4%
            U.S. Government & Agency Issues                      5.3
            Real Estate Investment Trusts                        4.2
            Telephones                                           4.2
            Drugs                                                3.5
            Electronics - Semiconductors                         3.4
            Telecommunications - Long Distance                   3.3
            Aerospace/Defense                                    2.8
            Computer Software & Service                          2.8
            Retail - Specialty                                   2.7
            Finance - Diversified                                2.6
            Computer - Hardware                                  2.6
            Equipment - Semiconductors                           2.2
            Health Care - Specialized Services                   2.1
            Health Care - Diversified                            2.0
            Communication Equipment                              1.9
            Finance - Consumer                                   1.7
            Internet Services                                    1.7
            Foods                                                1.6
            Manufacturing - Diversified Industries               1.5
            Electrical Equipment                                 1.5
            Household Products                                   1.2
            Medical Products & Supplies                          1.1
            Insurance - Multi-Line Companies                     1.1
            Retail - General Merchandising                       1.1
            Tobacco                                              1.1
            Computer - Networking                                1.1
            Auto Parts                                           1.1
            Manufacturing - Specialized                          1.1
            Biotechnology                                        1.0
            Beverages - Alcoholic                                1.0
            Waste Management                                     1.0
            Other                                               26.0
                                                                -----
                                                                96.9%
                                                                =====











USAA GROWTH STRATEGY FUND
NOTES TO PORTFOLIO OF INVESTMENTS

May 31, 1999


GENERAL NOTES
Market values of securities are determined by procedures and practices discussed in note 1 to the financial statements.

The cost of securities for federal income tax purposes is approximately the same as that reported in the financial statements.

The percentages shown represent the percentage of the investments to net assets.

The Large Cap Stocks category consists of investments in common stocks of companies with market capitalizations of $1 billion or more at the time of purchase. Small Cap Stocks have market capitalizations of less than $1 billion at the time of purchase.

ADR - American Depositary Receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

GDR - Global Depositary Receipts are receipts issued by a U.S. or foreign bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.


SPECIFIC NOTES
(a) Illiquid security valued using methods determined by the Fund's investment manager under the general supervision of the Board of Trustees. At May 31, 1999, these securities represented .19% of the Fund's net assets.

(b) At May 31, 1999, the cost of securities purchased on a delayed delivery basis was $0.4 million.

(c) At May 31, 1999, these securities were segregated to cover delayed delivery purchases.

* Non-income producing security.


See accompanying notes to financial statements.










USAA GROWTH STRATEGY FUND
STATEMENT OF ASSETS AND LIABILITIES
(IN THOUSANDS)

May 31, 1999


ASSETS
   Investments in securities, at market value
    (identified cost of $219,623)                                      $250,721
   Cash                                                                      40
   Cash denominated in foreign currencies (identified cost of $45)           45
   Receivables:
      Capital shares sold                                                   108
      Dividends and interest                                              1,130
      Securities sold                                                    10,436
                                                                      ----------
         Total assets                                                   262,480
                                                                      ----------
LIABILITIES
   Securities purchased                                                   3,360
   Capital shares redeemed                                                  116
   USAA Investment Management Company                                       168
   USAA Transfer Agency Company                                              19
   Accounts payable and accrued expenses                                     64
                                                                      ----------
         Total liabilities                                                3,727
                                                                      ----------
            Net assets applicable to capital shares outstanding        $258,753
                                                                      ==========
REPRESENTED BY:
   Paid-in capital                                                     $212,691
   Accumulated undistributed net investment income                        1,919
   Accumulated net realized gain on investments                          13,048
   Net unrealized appreciation of investments                            31,098
   Net unrealized depreciation on foreign currency translations              (3)
                                                                      ----------
            Net assets applicable to capital shares outstanding        $258,753
                                                                      ==========
   Capital shares outstanding, unlimited number of shares
      authorized, no par value                                           17,598
                                                                      ==========
   Net asset value, redemption price, and offering price per share     $  14.70
                                                                      ==========

See accompanying notes to financial statements.












USAA GROWTH STRATEGY FUND
STATEMENT OF OPERATIONS
(IN THOUSANDS)

Year ended May 31, 1999


Net investment income:
   Income:
      Dividends (net of foreign taxes withheld of $130)                $  1,909
      Interest                                                            3,295
                                                                      ----------
         Total income                                                     5,204
                                                                      ----------
   Expenses:
      Management fees                                                     1,844
      Transfer agent's fees                                                 842
      Custodian's fees                                                      208
      Postage                                                               125
      Shareholder reporting fees                                             38
      Trustees' fees                                                          4
      Registration fees                                                      41
      Professional fees                                                      32
      Other                                                                   5
                                                                      ----------
         Total expenses                                                   3,139
                                                                      ----------
            Net investment income                                         2,065
                                                                      ----------
Net realized and unrealized gain (loss) on investments
 and foreign currency:
   Net realized gain (loss) on:
      Investments                                                        13,096
      Foreign currency transactions                                         (16)
   Change in net unrealized appreciation/depreciation of:
      Investments                                                         4,978
      Foreign currency translations                                          24
                                                                      ----------
            Net realized and unrealized gain                             18,082
                                                                      ----------
Increase in net assets resulting from operations                       $ 20,147
                                                                      ==========


See accompanying notes to financial statements.













USAA GROWTH STRATEGY FUND
STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)

Years ended May 31,

                                                             1999         1998
                                                          ----------------------
From operations:
   Net investment income                                   $  2,065    $  2,257
   Net realized gain on investments                          13,096      17,480
   Net realized loss on foreign currency transactions           (16)        (40)
   Change in net unrealized appreciation/depreciation of:
      Investments                                             4,978       4,132
      Foreign currency translations                              24         (25)
                                                          ----------------------
      Increase in net assets
         resulting from operations                           20,147      23,804
                                                          ----------------------
Distributions to shareholders from:
   Net investment income                                     (1,377)     (2,021)
                                                          ----------------------
   Net realized gains                                       (12,119)     (3,845)
                                                          ----------------------
From capital share transactions:
   Proceeds from shares sold                                 72,653      94,367
   Shares issued for dividends reinvested                    13,447       5,843
   Cost of shares redeemed                                  (83,410)    (62,657)
                                                          ----------------------
      Increase in net assets from capital
       share transactions                                     2,690      37,553
                                                          ----------------------
Net increase in net assets                                    9,341      55,491
Net assets:
   Beginning of period                                      249,412     193,921
                                                          ----------------------
   End of period                                           $258,753    $249,412
                                                          ======================
Accumulated undistributed net investment income:
   End of period                                           $  1,919    $  1,347
                                                          ======================
Change in shares outstanding:
   Shares sold                                                5,267       6,653
   Shares issued for dividends reinvested                       964         448
   Shares redeemed                                           (6,073)     (4,461)
                                                          ----------------------
      Increase in shares outstanding                            158       2,640
                                                          ======================


See accompanying notes to financial statements.













USAA GROWTH STRATEGY FUND
NOTES TO FINANCIAL STATEMENTS

May 31, 1999


(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
USAA INVESTMENT TRUST (the Trust), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company organized as a Massachusetts business trust consisting of eleven separate funds. The information presented in this annual report pertains only to the USAA Growth Strategy Fund (the Fund). The Fund's investment objective is to seek a high total return, with reduced risk over time, through an asset allocation strategy which emphasizes capital appreciation and gives secondary emphasis to income.

A. Security valuation - The value of each security is determined (as of the close of trading on the New York Stock Exchange on each business day the Exchange is open) as set forth below:

1. Portfolio securities, except as otherwise noted, traded primarily on a domestic securities exchange are valued at the last sales price on that exchange. Portfolio securities traded primarily on foreign securities exchanges are generally valued at the closing values of such securities on the exchange where primarily traded. If no sale is reported, the average of the bid and asked prices is generally used depending upon local custom or regulation.

2. Over-the-counter securities are priced at the last sales price or, if not available, at the average of the bid and asked prices.

3. Securities purchased with maturities of 60 days or less are stated at amortized cost which approximates market value.

4. Other debt and government securities are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses the mean between quoted bid and asked prices or the last sale price to price securities when, in the Service's judgement, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers in securities, and general market conditions.

5. Securities which cannot be valued by the methods set forth above, and all other assets, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager) under the general supervision of the Board of Trustees.

B. Federal taxes - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income or excise tax provision is required. As a result of certain permanent differences between book and tax basis accounting, reclassifications were made to the statement of assets and liabilities to decrease accumulated undistributed net investment income by $100,000 and to increase accumulated net realized gain on investments by $100,000.

C. Investments in securities - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gain or loss from sales of investment securities is computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded on the accrual basis. Discounts and premiums on securities are amortized over the life of the respective securities.

D. Foreign currency translations - The assets of the Fund may be invested in the securities of foreign issuers. Since the accounting records of the Fund are Maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following basis:

1. Market value of securities, other assets, and liabilities at the mean between the bid and asked translation rates of such currencies against U.S. dollars on a daily basis.

2. Purchases and sales of securities, income, and expenses at the rate of exchange obtained from an independent pricing service on the respective dates of such transactions.

Net realized and unrealized foreign currency gains/losses occurring during the holding period of investments are a component of realized gain/loss on investments and unrealized appreciation/depreciation on investments, respectively.

Net realized foreign currency gains/losses arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. Net realized foreign currency gains/losses are reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities other than investments in securities resulting from changes in the exchange rate.

E. Use of estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.


(2) LINES OF CREDIT
The Fund participates with other USAA funds in three joint short-term revolving loan agreements totaling $850 million, two with USAA Capital Corporation (CAPCO), an affiliate of the Manager ($250 million committed and $500 million uncommitted), and one with Bank of America ($100 million committed). The purpose of the agreements is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability under both agreements with CAPCO, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at CAPCO's borrowing rate with no markup. Subject to availability under its agreement with Bank of America, the Fund may borrow from Bank of America, at Bank of America's borrowing rate plus a markup, an amount which, when added to outstanding borrowings under the CAPCO agreements, does not exceed 25% of the Fund's total assets. The Fund had no borrowings under either of these agreements during the year ended May 31, 1999.


(3) DISTRIBUTIONS
Distributions of net investment income and realized gains from security transactions not offset by capital losses are made in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.


(4) INVESTMENT TRANSACTIONS
Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the period ended May 31, 1999, were $100.9 million and $116.1 million, respectively.

Gross unrealized appreciation and depreciation of investments at May 31, 1999, was $46.1 million and $15.0 million, respectively.


(5) FOREIGN CURRENCY CONTRACTS
A forward currency contract (currency contract) is a commitment to purchase or sell a foreign currency at a specified date, at a negotiated price. The Fund currently enters into currency contracts only in connection with the purchase or sale of a security denominated in a foreign currency. These contracts allow the Fund to "lock in" the U.S. dollar price of the security. Currency contracts are valued on a daily basis using foreign currency exchange rates obtained from an independent pricing service. Risks of entering into currency contracts include the potential inability of the counterparty to meet the terms of the contract and the Fund giving up the opportunity for potential profit.

At May 31, 1999, the terms of open foreign currency contracts were as follows (in thousands):

Foreign Currency Contracts to Buy:
--------------------------------------------------------------------------------
                           U.S. Dollar   In Exchange
 Exchange   Contracts to   Value as of     for U.S.    Unrealized    Unrealized
   Date        Receive       5/31/99       Dollars    Appreciation  Depreciation
--------------------------------------------------------------------------------
 6/01/99         13           $  2          $  2          $ -            $ -
          South African Rand
--------------------------------------------------------------------------------
 6/01/99         58             10            10            -              -
          South African Rand
--------------------------------------------------------------------------------
 6/02/99         33             52            52            -              -
             British Pound
--------------------------------------------------------------------------------
 6/02/99         35             56            56            -              -
             British Pound
--------------------------------------------------------------------------------
                              $120          $120          $ -            $ -
================================================================================


Foreign Currency Contracts to Sell:
--------------------------------------------------------------------------------
                           U.S. Dollar   In Exchange
 Exchange   Contracts to   Value as of     for U.S.    Unrealized    Unrealized
   Date        Deliver       5/31/99       Dollars    Appreciation  Depreciation
--------------------------------------------------------------------------------
 6/01/99          3           $  3          $  3          $ -            $ -
            Euro Currency
--------------------------------------------------------------------------------
 6/01/99         14             15            15            -              -
            Euro Currency
--------------------------------------------------------------------------------
 6/02/99          9              9             9            -              -
            Euro Currency
--------------------------------------------------------------------------------
                              $ 27          $ 27          $ -            $ -
================================================================================


(6) TRANSACTIONS WITH MANAGER
A. Management fees - USAA Investment Management Company carries out the Fund's investment policies and manages the Fund's portfolio. The Fund's management fees are computed at .75% of its annual average net assets.

B. Transfer agent's fees - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services, an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $26 per shareholder account plus out-of-pocket expenses.

C. Underwriting services - The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best efforts basis. The Manager receives no commissions or fees for this service.

D. Brokerage services - USAA Brokerage Services, a discount brokerage service of the Manager, may execute portfolio transactions for the Fund. The amount of brokerage commissions paid to USAA Brokerage Services during the period ended May 31, 1999, was $11,000.


(7) TRANSACTIONS WITH AFFILIATES
Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.


(8) YEAR 2000 (UNAUDITED)
Like other mutual funds, the Fund could be adversely affected if the computer systems used by the Manager and the Fund's other service providers are not able to perform their intended functions effectively after 1999 because of the inability of computer software to distinguish the year 2000 from the year 1900. The Manager is taking steps to address this potential year 2000 problem with respect to the computer systems that they use and to obtain satisfactory assurances that the comparable steps are being taken by the Fund's other major service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund from this problem.


(9) FINANCIAL HIGHLIGHTS
Per share operating performance for a share outstanding throughout each period is as follows:

                                                                     Nine-month
                                                                   Period Ended
                                        Year Ended May 31,            May 31,
                               -------------------------------------------------
                                   1999        1998        1997        1996*
                               -------------------------------------------------
Net asset value at
   beginning of period          $  14.30    $  13.10    $  12.74    $  10.00
Net investment income                .12         .13         .15         .11(b)
Net realized and
   unrealized gain                  1.05        1.43         .77        2.66
Distributions from net
   investment income                (.08)       (.13)       (.12)       (.03)
Distributions of realized
   capital gains                    (.69)       (.23)       (.44)         -
                               -------------------------------------------------
Net asset value at
   end of period                $  14.70    $  14.30    $  13.10    $  12.74
                               =================================================
Total return (%) **                 8.46       12.12        7.73       27.76
Net assets at end of
   period (000)                 $258,753    $249,412    $193,921    $ 87,188
Ratio of expenses to
   average net assets (%)           1.28        1.25        1.31        1.66(a)
Ratio of net investment
   income to average net
   assets (%)                        .84         .97        1.46        1.34(a)
Portfolio turnover (%)             41.65       69.42       62.50       40.21


 *  Fund commenced operations September 1, 1995.
** Assumes reinvestment of all dividend income and capital gain distributions during the period.
(a) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(b) Calculated using weighted average shares.







TRUSTEES
Robert G. Davis, Chairman of the Board
Michael J.C. Roth, President and Vice Chairman of the Board
John W. Saunders, Jr., Vice President
Barbara B. Dreeben
Howard L. Freeman, Jr.
Robert L. Mason
Richard A. Zucker

INVESTMENT ADVISER, UNDERWRITER AND DISTRIBUTOR
USAA Investment Management Company
9800 Fredericksburg Road
San Antonio, Texas 78288

TRANSFER AGENT
USAA Shareholder Account Services
9800 Fredericksburg Road
San Antonio, Texas 78288

CUSTODIAN
State Street Bank and Trust Company
P.O. Box 1713
Boston, Massachusetts 02105

LEGAL COUNSEL
Goodwin, Procter & Hoar LLP
Exchange Place
Boston, Massachusetts 02109

INDEPENDENT AUDITORS
KPMG LLP
112 East Pecan, Suite 2400
San Antonio, Texas 78205

Telephone Assistance
Call toll free - Central Time
Monday - Friday 7:30 a.m. to 8:00 p.m.
Saturdays 8:30 a.m. to 5:00 p.m.

For Additional Information On Mutual Funds
1-800-531-8181, (in San Antonio) 456-7211
For account servicing, exchanges or redemptions
1-800-531-8448, (in San Antonio) 456-7202

Recorded Mutual Fund Price Quotes
24-Hour Service (from any phone)
1-800-531-8066, (in San Antonio) 498-8066

Mutual Fund USAA TouchLine (Registered Trademark)
(from Touchtone phones only)
For account balance, last transaction or fund prices
1-800-531-8777, (in San Antonio) 498-8777